FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	26,298	145,311	22,270
Prepayments and other current assets	1,221	890	136
Amounts due from subsidiaries and VIE	1,608,095	4,446,238	681,416
Total current assets	1,635,614	4,592,439	703,822

Investments in subsidiaries and VIE	2,796,652	3,290,146	504,237
TOTAL ASSETS	4,432,266	7,882,585	1,208,059
LIABILITIES
Current liabilities:
Other current liabilities	3,639	8,717	1,336
Total current liabilities	3,639	8,717	1,336

Non-current liabilities:
Long-term loan	1,859,896	1,762,847	270,168
Total non-current liabilities	1,859,896	1,762,847	270,168
TOTAL LIABILITIES	1,863,535	1,771,564	271,504

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 174,918,929 and 220,505,115 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	107	137	21
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	8	8	1
Additional paid-in capital	2,014,227	5,207,631	798,104
Retained earnings	526,009	952,001	145,901
Accumulated other comprehensive income	28,380	(48,756)	(7,472)
Total shareholders’ equity	2,568,731	6,111,021	936,555
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,432,266	7,882,585	1,208,059

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
General and administrative	(8,422)	(6,863)	(10,344)	(1,585)
Other operating income	2,837	3,207	1,765	270
Total operating expenses	(5,585)	(3,656)	(8,579)	(1,315)
Loss from operations	(5,585)	(3,656)	(8,579)	(1,315)
Interest income	3,072	9,454	1,066	163
Interest expense	—	(39,380)	(56,084)	(8,595)
Impairment loss of investments	(7,497)	—	—	—
Exchange loss	(113)	(129)	(3,905)	(598)
Equity in income of subsidiaries and VIE	279,835	315,008	493,494	75,631
Net income	269,712	281,297	425,992	65,286

Foreign currency translation adjustment	19,227	(842)	(77,136)	(11,822)
Comprehensive income	288,939	280,455	348,856	53,464

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net income	269,712	281,297	425,992	65,286
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	7,497	—	—	—
Exchange loss	113	129	3,905	598
Amortization of issuance cost of convertible senior notes	—	16,563	25,229	3,867
Equity in income of subsidiaries and VIE	(279,835)	(315,008)	(493,494)	(75,631)
Changes in other current liabilities	(5,274)	2,562	(3,900)	(598)
Net cash used in operating activities	(7,787)	(14,457)	(42,268)	(6,478)

Cash flows from investing activities:
Advances to subsidiaries and VIE	(209,724)	(538,693)	(2,846,452)	(436,238)
Investments in subsidiaries	(54,518)	(1,365,803)	—	—
Net cash used in investing activities	(264,242)	(1,904,496)	(2,846,452)	(436,238)

Cash flows from financing activities:

Proceeds from exercises of share options	3,718	1,705	430	66
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	—	3,127,305	479,280
Payments for public offering cost	—	—	(25,453)	(3,901)
Proceeds from issuance of convertible senior notes, net of issuance cost	—	1,847,802	(742)	(114)
Proceeds from ADS lending	—	9	—	—
Net cash provided by financing activities	3,718	1,849,516	3,101,540	475,331

Net increase (decrease) in cash and cash equivalents	(268,311)	(69,437)	212,820	32,615
Cash and cash equivalents, beginning of year	313,138	67,513	26,298	3,777
Effect of exchange rate changes on cash and cash equivalents	22,686	28,222	(93,807)	(14,122)
Cash and cash equivalents, end of year	67,513	26,298	145,311	22,270

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	—	19,007	29,159	4,468

Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	—	742	—	—
Unpaid Hong Kong public offering costs	—	—	8,978	1,376
1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.
4)	As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.